RELATED PARTY TRANSACTIONS (Details Narrative)								3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 15, 2021 USD ($) $ / shares shares	Apr. 09, 2021	Dec. 03, 2020 shares	Mar. 11, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares	Apr. 07, 2019 USD ($) $ / shares	Jun. 30, 2018 USD ($) Integer $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Notes payable, related parties, noncurrent | $												$ 566,743
Common stock, par value								$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock issued value | $								$ 1,227,776	$ 2,613,736	$ 816,650	$ 941,009	$ 320,000
Expected dividend rate									0.00%		0.00%	0.00%
Expected volatility rate, minimum									79.00%
Expected volatility rate, maximum									206.00%
Risk-free interest rate, minimum									1.51%
Risk-free interest rate, maximum									3.19%
Expected term		8 months 12 days							10 years
Expected volatility rate		440.50%									443.30%
Jupiter Gold [Member]
Share-based payment award, options, outstanding, number | shares											2,270,000
Weighted average remaining contractual term											3 years 1 month 9 days
Weighted average remaining contractual term											$ 0.93
Intrinsic value | $											$ 402,800
Apollo Resource Corporation [Member]
Options, grants in period | shares									225,000		135,000
Expected dividend rate									0.00%		0.00%
Expected volatility rate, minimum											49.20%
Expected volatility rate, maximum											98.30%
Risk-free interest rate, minimum									1.51%		0.92%
Risk-free interest rate, maximum									3.19%		1.75%
Weighted average exercise price								$ 1.22	$ 1.22
Options, grants in period, value | $									$ 275,858		$ 217,129
Expected volatility rate									71.00%
Minimum [Member]
Share price								0.0016	$ 0.0016			$ 0.0009
Expected volatility rate, minimum											44.80%	199.20%
Risk-free interest rate, minimum											0.90%	0.28%
Minimum [Member] | Apollo Resource Corporation [Member]
Share price								1.00	$ 1.00		$ 4.00
Expected term									5 years		10 years
Maximum [Member]
Share price								0.01	$ 0.01			$ 0.0014
Expected volatility rate, maximum											124.40%	223.20%
Risk-free interest rate, maximum											1.75%	0.38%
Maximum [Member] | Apollo Resource Corporation [Member]
Share price								1.25	$ 1.25		$ 5.00
Expected term									10 years
Chief Executive Officer [Member]
Convertible notes payable | $					$ 61,724	$ 261,631	$ 445,628
Trading days | Integer							20
Debt instrument, convertible, conversion price	$ 0.0003				$ 0.0003	$ 0.00045	$ 0.0001
Debt instrument, convertible, beneficial conversion feature | $					$ 61,724	$ 261,631	$ 445,628
Interest rate					6.00%	6.00%
Stock issued during period, shares, new issues | shares	214,006		161,636,427	200,000
Notes payable, related parties, noncurrent | $	$ 566,743
Interest expense | $	$ 75,276
Common stock, par value	$ 3.00
Common stock issued value | $				$ 280
Shares issued, price per share				$ 0.0014
Options, grants in period | shares									420,000
Exercise price range, lower range limit									$ 0.01
Exercise price range, upper range limit									$ 1.00
Options, grants in period, value | $									$ 77,982
Expected dividend rate									0.00%
Risk-free interest rate, minimum									1.51%
Risk-free interest rate, maximum									3.19%
Expected volatility rate									227.00%
Chief Executive Officer [Member] | Minimum [Member]
Share price								0.2525	$ 0.2525
Expected term									5 years
Chief Executive Officer [Member] | Maximum [Member]
Share price								$ 0.275	$ 0.275
Expected term									10 years
Marc Fogassa [Member]
Options, grants in period | shares											315,000
Exercise price range, lower range limit											$ 0.01
Exercise price range, upper range limit											$ 1.00
Options, grants in period, value | $											$ 148,853
Expected dividend rate											0.00%
Expected volatility rate, minimum											97.30%
Expected volatility rate, maximum											200.60%
Risk-free interest rate, minimum											0.81%
Risk-free interest rate, maximum											1.75%
Marc Fogassa [Member] | Minimum [Member]
Share price											$ 0.19
Expected term											5 years
Marc Fogassa [Member] | Maximum [Member]
Share price											$ 1.45
Expected term											10 years
Apollo Resource Corporation [Member]
Weighted average exercise price											$ 0.01